Cover	Oct. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	000-23446
Entity Registrant Name	SUGARMADE, INC.
Entity Central Index Key	0000919175
Entity Tax Identification Number	94-3008888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20529 E. Walnut Drive N.
Entity Address, City or Town	Walnut
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91789
City Area Code	(888)
Local Phone Number	982-1628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false